VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS : 98.4%
Bermuda : 0.2%
Arch Capital Group Ltd.
3.63%, 06/30/50 $ 25 $ 19,211
Underline
Canada : 4.9%
Alimentation Couche-Tard,
Inc. 144A
3.55%, 07/26/27 40 38,506
3.80%, 01/25/50 25 18,954
Bank of Nova Scotia
4.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 05/04/37 25 22,710
Canadian Natural Resources
Ltd.
3.85%, 06/01/27 25 24,209
Canadian Pacific Railway Co.
1.75%, 12/02/26 25 23,139
CI Financial Corp.
3.20%, 12/17/30 25 20,161
4.10%, 06/15/51 25 15,220
Emera US Finance LP
4.75%, 06/15/46 50 41,392
Enbridge, Inc.
2.50%, 08/01/33 25 20,141
3.12%, 11/15/29 75 68,803
4.25%, 12/01/26 25 24,701
5.70%, 03/08/33 † 25 25,804
Fortis, Inc.
3.06%, 10/04/26 25 23,799
Toronto-Dominion Bank
8.12% (US Treasury
Yield Curve Rate T 5
Year+4.08%), 10/31/82 50 52,056
419,595
France : 6.7%
BNP Paribas SA 144A
2.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 08/12/35 75 61,174
4.38%, 09/28/25 25 24,618
Credit Agricole SA 144A
4.38%, 03/17/25 50 49,328
6.25% (SOFR+2.67%),
01/10/35 50 51,020
Societe Generale SA 144A
1.49% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 12/14/26 50 46,273
1.79% (US Treasury
Yield Curve Rate T 1
Year+1.00%), 06/09/27 50 45,725
3.00%, 01/22/30 100 87,745
3.34% (US Treasury
Yield Curve Rate T 1
Year+1.60%), 01/21/33 50 42,179
3.62%, 03/01/41 125 87,366
4.25%, 04/14/25 50 49,124
Par
(000’s) Value
France (continued)
4.75%, 09/14/28 $ 50 $ 49,371
593,923
Germany : 0.6%
Deutsche Bank AG
4.50%, 04/01/25 50 49,224
Underline
Italy : 2.0%
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33 25 25,731
7.00%, 11/21/25 50 51,240
7.20%, 11/28/33 50 53,615
UniCredit SpA 144A
3.13% (US Treasury
Yield Curve Rate T 1
Year+1.55%), 06/03/32 50 42,204
172,790
Mexico : 0.7%
Infraestructura Energetica
Nova SAPI de CV 144A
4.75%, 01/15/51 50 38,252
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 25 23,299
61,551
Netherlands : 2.9%
Deutsche Telekom
International Finance BV
8.75%, 06/15/30 75 89,371
Enel Finance International
NV 144A
6.80%, 10/14/25 25 25,646
Prosus NV 144A
3.06%, 07/13/31 50 40,721
3.68%, 01/21/30 25 21,788
4.99%, 01/19/52 100 73,604
251,130
Norway : 0.3%
Var Energi ASA 144A
8.00%, 11/15/32 25 28,187
Underline
United Kingdom : 1.8%
Barclays Plc
3.56% (US Treasury
Yield Curve Rate T 5
Year+2.90%), 09/23/35 50 42,890
Ferguson Finance Plc 144A
4.50%, 10/24/28 25 24,805
Haleon UK Capital Plc
3.12%, 03/24/25 25 24,464
HSBC Holdings Plc
6.50%, 09/15/37 25 26,210
Lloyds Banking Group Plc
3.37% (US Treasury
Yield Curve Rate T 5
Year+1.50%), 12/14/46 50 35,141
153,510
United States : 78.3%
Alcon Finance Corp. 144A
3.00%, 09/23/29 25 22,811

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
United States (continued)
Altria Group, Inc.
3.40%, 05/06/30 $ 25 $ 22,816
3.88%, 09/16/46 75 56,650
4.25%, 08/09/42 50 41,030
4.80%, 02/14/29 75 75,198
5.80%, 02/14/39 50 51,173
5.95%, 02/14/49 60 60,241
Ares Capital Corp.
2.15%, 07/15/26 25 22,832
3.25%, 07/15/25 25 24,090
3.88%, 01/15/26 50 48,097
Ashtead Capital, Inc. 144A
5.55%, 05/30/33 25 24,814
5.95%, 10/15/33 25 25,477
AT&T, Inc.
3.85%, 06/01/60 75 55,318
BAT Capital Corp.
4.91%, 04/02/30 50 49,364
Becton Dickinson & Co.
3.70%, 06/06/27 50 48,384
Berry Global, Inc.
1.57%, 01/15/26 50 46,700
Berry Global, Inc. 144A
4.88%, 07/15/26 25 24,615
Blue Owl Capital Corp.
3.40%, 07/15/26 50 46,839
Brighthouse Financial, Inc.
4.70%, 06/22/47 25 20,483
Broadcom Corp. / Broadcom
Cayman Finance Ltd.
3.88%, 01/15/27 50 48,716
Broadcom, Inc.
3.15%, 11/15/25 50 48,515
4.15%, 11/15/30 50 47,718
Broadcom, Inc. 144A
1.95%, 02/15/28 50 44,912
3.42%, 04/15/33 50 43,939
Campbell Soup Co.
3.95%, 03/15/25 25 24,662
Capital One Financial Corp.
6.38% (SOFR+2.86%),
06/08/34 75 77,956
Carlisle Cos, Inc.
2.75%, 03/01/30 25 22,034
CBRE Services, Inc.
5.95%, 08/15/34 25 25,892
Centene Corp.
2.62%, 08/01/31 75 62,301
CF Industries, Inc. 144A
4.50%, 12/01/26 25 24,638
Charter Communications
Operating LLC / Charter
Communications
Operating Capital
2.25%, 01/15/29 25 21,597
2.30%, 02/01/32 50 39,137
2.80%, 04/01/31 25 20,666
4.91%, 07/23/25 75 74,350
Par
(000’s) Value
United States (continued)
5.05%, 03/30/29 $ 75 $ 73,814
5.12%, 07/01/49 20 15,945
5.38%, 04/01/38 50 45,371
5.38%, 05/01/47 75 62,830
6.48%, 10/23/45 75 72,184
Cheniere Corpus Christi
Holdings LLC
3.70%, 11/15/29 50 47,102
5.12%, 06/30/27 50 50,261
Cheniere Energy, Inc.
4.62%, 10/15/28 25 24,204
Cigna Group
3.40%, 03/15/50 75 54,591
Citizens Bank NA
4.58% (SOFR+2.00%),
08/09/28 25 24,144
Conagra Brands, Inc.
4.85%, 11/01/28 50 49,852
5.30%, 11/01/38 25 24,370
Constellation Brands, Inc.
2.25%, 08/01/31 50 41,735
Corning, Inc.
5.45%, 11/15/79 25 24,277
Deutsche Bank AG
2.13% (SOFR+1.87%),
11/24/26 50 47,092
3.74% (SOFR+2.26%),
01/07/33 75 61,428
Equinix , Inc.
2.15%, 07/15/30 25 21,133
3.20%, 11/18/29 25 22,877
3.90%, 04/15/32 25 23,153
Everest Reinsurance
Holdings, Inc.
3.12%, 10/15/52 50 33,645
Fiserv, Inc.
3.20%, 07/01/26 50 48,220
3.85%, 06/01/25 50 49,208
4.20%, 10/01/28 50 48,821
5.45%, 03/02/28 75 76,977
FS KKR Capital Corp.
3.40%, 01/15/26 25 23,784
General Mills, Inc.
2.88%, 04/15/30 50 45,060
4.00%, 04/17/25 25 24,700
4.95%, 03/29/33 † 25 25,037
HCA, Inc.
3.50%, 07/15/51 25 17,537
5.12%, 06/15/39 50 47,918
5.25%, 04/15/25 75 74,935
5.25%, 06/15/26 25 25,083
5.25%, 06/15/49 50 46,322
5.50%, 06/15/47 † 50 48,275
International Flavors &
Fragrances, Inc.
5.00%, 09/26/48 50 42,805
International Flavors &
Fragrances, Inc. 144A

Par
(000’s) Value
United States (continued)
1.83%, 10/15/27 $ 75 $ 66,500
ITC Holdings Corp. 144A
4.95%, 09/22/27 25 25,113
J M Smucker Co.
3.50%, 03/15/25 25 24,571
6.20%, 11/15/33 25 27,075
Kellanova
3.25%, 04/01/26 25 24,251
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29 25 24,204
4.05%, 04/15/32 50 47,487
KeyCorp
2.55%, 10/01/29 50 43,030
Kinder Morgan Energy
Partners LP
5.50%, 03/01/44 25 23,831
Kraft Heinz Foods Co.
3.00%, 06/01/26 50 48,041
5.00%, 06/04/42 25 23,942
5.20%, 07/15/45 50 48,514
6.88%, 01/26/39 25 29,079
Kraft Heinz Foods Co. 144A
7.12%, 08/01/39 25 29,554
Laboratory Corp. of America
Holdings
3.60%, 02/01/25 25 24,580
Lowe's Cos, Inc.
4.45%, 04/01/62 25 21,001
5.80%, 09/15/62 25 26,238
LPL Holdings, Inc. 144A
4.00%, 03/15/29 25 23,064
McCormick & Co., Inc.
3.40%, 08/15/27 25 23,947
McDonald's Corp.
2.12%, 03/01/30 150 131,159
3.50%, 07/01/27 50 48,471
3.62%, 09/01/49 50 39,208
MetLife, Inc. 144A
9.25%, 04/08/38 25 28,802
Mondelez International, Inc.
1.50%, 05/04/25 25 23,972
2.75%, 04/13/30 25 22,573
3.00%, 03/17/32 25 22,041
NextEra Energy Capital
Holdings, Inc.
2.75%, 11/01/29 50 44,794
4.62%, 07/15/27 75 74,804
6.05%, 03/01/25 25 25,218
Oracle Corp.
3.60%, 04/01/40 75 60,025
3.80%, 11/15/37 50 42,707
3.85%, 07/15/36 50 43,631
3.85%, 04/01/60 75 54,507
3.95%, 03/25/51 50 38,889
4.00%, 07/15/46 50 40,375
4.10%, 03/25/61 50 38,165
4.38%, 05/15/55 50 41,233
5.38%, 07/15/40 50 49,434
Par
(000’s) Value
United States (continued)
6.12%, 07/08/39 $ 25 $ 26,811
Pacific Gas and Electric Co.
2.10%, 08/01/27 75 67,900
2.50%, 02/01/31 100 83,051
3.25%, 06/01/31 50 43,460
3.50%, 08/01/50 50 34,980
3.75%, 07/01/28 50 47,126
4.50%, 07/01/40 50 43,132
4.95%, 07/01/50 75 65,462
6.75%, 01/15/53 25 27,547
Republic Services, Inc.
1.75%, 02/15/32 25 20,087
3.95%, 05/15/28 50 48,988
Reynolds American, Inc.
5.85%, 08/15/45 75 69,501
Sempra
3.25%, 06/15/27 50 47,511
4.12% (US Treasury
Yield Curve Rate T 5
Year+2.87%), 04/01/52 25 22,135
Sherwin-Williams Co.
3.45%, 06/01/27 50 48,242
Southern Co.
3.70%, 04/30/30 50 47,060
Sprint Capital Corp.
6.88%, 11/15/28 75 81,079
Sprint LLC
7.62%, 03/01/26 75 78,316
Time Warner Cable LLC
4.50%, 09/15/42 50 39,560
5.50%, 09/01/41 50 44,048
7.30%, 07/01/38 100 104,932
T-Mobile USA, Inc.
3.38%, 04/15/29 75 69,641
3.50%, 04/15/25 150 147,084
3.75%, 04/15/27 100 96,979
3.88%, 04/15/30 60 56,758
4.38%, 04/15/40 50 45,153
Tyson Foods, Inc.
4.55%, 06/02/47 50 41,767
5.10%, 09/28/48 25 22,592
United Rentals North
America, Inc. 144A
6.00%, 12/15/29 25 25,369
Verisk Analytics, Inc.
4.00%, 06/15/25 25 24,675
Verizon Communications,
Inc.
0.85%, 11/20/25 25 23,305
2.10%, 03/22/28 50 45,224
2.35%, 03/15/32 100 83,078
2.55%, 03/21/31 50 42,998
3.00%, 11/20/60 75 47,570
3.88%, 02/08/29 25 24,190
4.12%, 03/16/27 50 49,190
4.33%, 09/21/28 50 49,315
4.50%, 08/10/33 50 48,338
VICI Properties LP

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
5.12%, 05/15/32 $ 50 $ 47,824
5.62%, 05/15/52 25 23,581
VICI Properties LP / VICI Note
Co., Inc. 144A
3.75%, 02/15/27 50 47,337
4.25%, 12/01/26 50 48,171
4.62%, 12/01/29 50 47,354
VMware LLC
4.50%, 05/15/25 50 49,632
Westinghouse Air Brake
Technologies Corp.
3.45%, 11/15/26 25 24,031
Weyerhaeuser Co.
4.00%, 11/15/29 50 47,778
6,702,547
Total Corporate Bonds
(Cost: $8,563,120) 8,451,668
Total Investments: 98.4%
(Cost: $8,563,120) 8,451,668
Other assets less liabilities: 1.6% 141,735
NET ASSETS: 100.0% $ 8,593,403
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $88,188.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,652,945, or 19.2% of net assets.
Summary of Investments by Sector
% of
Investments Value
Technology 24.1% $ 2,037,181
Financials 20.4 1,725,141
Consumer Non-Cyclicals 14.1 1,189,945
Consumer Cyclicals 10.7 902,545
Utilities 9.2 777,622
Industrials 6.5 549,861
Healthcare 5.6 472,737
Real Estate 4.2 355,100
Energy 3.5 297,341
Basic Materials 1.7 144,195
100.0% $ 8,451,668